Inventories	12 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
Inventories	Inventories
Inventories consist of the following components:

	31 March
(Millions of US dollars)	2022	2021
Finished goods	$187.3	$149.9
Work-in-process	16.2	17.9
Raw materials and supplies	82.1	60.4
Provision for obsolete finished goods and raw materials	(5.9)	(9.9)
Total inventories	$279.7	$218.3